Revenues - Schedule of Revenue by Payor Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 10,072,214	$ 7,691,016	$ 6,637,456
Commercial Insurance
Disaggregation of Revenue [Line Items]
Revenues	2,528,100	1,810,200	1,469,100
Medicaid
Disaggregation of Revenue [Line Items]
Revenues	1,166,500	979,100	828,700
Medicare A
Disaggregation of Revenue [Line Items]
Revenues	999,600	958,600	938,100
Medicare B
Disaggregation of Revenue [Line Items]
Revenues	95,900	82,800	57,500
Medicare C
Disaggregation of Revenue [Line Items]
Revenues	1,665,000	1,450,400	1,252,500
Medicare D
Disaggregation of Revenue [Line Items]
Revenues	3,202,000	2,031,900	1,482,400
Department of Labor
Disaggregation of Revenue [Line Items]
Revenues			273,400
Private and Other
Disaggregation of Revenue [Line Items]
Revenues	415,100	378,000	335,800
Pharmacy Solutions
Disaggregation of Revenue [Line Items]
Revenues	8,754,300	6,522,500	5,264,400
Pharmacy Solutions | Commercial Insurance
Disaggregation of Revenue [Line Items]
Revenues	2,360,000	1,657,700	1,339,400
Pharmacy Solutions | Medicaid
Disaggregation of Revenue [Line Items]
Revenues	829,100	656,100	517,100
Pharmacy Solutions | Medicare A
Disaggregation of Revenue [Line Items]
Revenues	546,400	549,300	481,200
Pharmacy Solutions | Medicare B
Disaggregation of Revenue [Line Items]
Revenues	70,300	61,200	42,100
Pharmacy Solutions | Medicare C
Disaggregation of Revenue [Line Items]
Revenues	1,547,100	1,384,300	1,243,500
Pharmacy Solutions | Medicare D
Disaggregation of Revenue [Line Items]
Revenues	3,202,000	2,031,900	1,482,400
Pharmacy Solutions | Private and Other
Disaggregation of Revenue [Line Items]
Revenues	199,400	182,000	158,700
Provider Services
Disaggregation of Revenue [Line Items]
Revenues	1,317,900	1,168,500	1,098,400
Provider Services | Commercial Insurance
Disaggregation of Revenue [Line Items]
Revenues	168,100	152,500	129,700
Provider Services | Medicaid
Disaggregation of Revenue [Line Items]
Revenues	337,400	323,000	311,600
Provider Services | Medicare A
Disaggregation of Revenue [Line Items]
Revenues	453,200	409,300	456,900
Provider Services | Medicare B
Disaggregation of Revenue [Line Items]
Revenues	25,600	21,600	15,400
Provider Services | Medicare C
Disaggregation of Revenue [Line Items]
Revenues	117,900	66,100	9,000
Provider Services | Private and Other
Disaggregation of Revenue [Line Items]
Revenues	$ 215,700	$ 196,000	175,800
Other
Disaggregation of Revenue [Line Items]
Revenues			274,700
Other | Department of Labor
Disaggregation of Revenue [Line Items]
Revenues			273,400
Other | Private and Other
Disaggregation of Revenue [Line Items]
Revenues			$ 1,300
Product Concentration Risk | Revenue
Disaggregation of Revenue [Line Items]
% of Revenue	100.00%	100.00%	100.00%
Product Concentration Risk | Revenue | Commercial Insurance
Disaggregation of Revenue [Line Items]
% of Revenue	25.10%	23.60%	22.20%
Product Concentration Risk | Revenue | Medicaid
Disaggregation of Revenue [Line Items]
% of Revenue	11.50%	12.70%	12.50%
Product Concentration Risk | Revenue | Medicare A
Disaggregation of Revenue [Line Items]
% of Revenue	9.90%	12.40%	14.10%
Product Concentration Risk | Revenue | Medicare B
Disaggregation of Revenue [Line Items]
% of Revenue	1.00%	1.10%	0.80%
Product Concentration Risk | Revenue | Medicare C
Disaggregation of Revenue [Line Items]
% of Revenue	16.60%	18.90%	18.80%
Product Concentration Risk | Revenue | Medicare D
Disaggregation of Revenue [Line Items]
% of Revenue	31.80%	26.40%	22.40%
Product Concentration Risk | Revenue | Department of Labor
Disaggregation of Revenue [Line Items]
% of Revenue			4.10%
Product Concentration Risk | Revenue | Private and Other
Disaggregation of Revenue [Line Items]
% of Revenue	4.10%	4.90%	5.10%
Product Concentration Risk | Revenue | Pharmacy Solutions
Disaggregation of Revenue [Line Items]
% of Revenue	86.90%	84.80%	79.30%
Product Concentration Risk | Revenue | Pharmacy Solutions | Commercial Insurance
Disaggregation of Revenue [Line Items]
% of Revenue	23.40%	21.60%	20.20%
Product Concentration Risk | Revenue | Pharmacy Solutions | Medicaid
Disaggregation of Revenue [Line Items]
% of Revenue	8.20%	8.50%	7.80%
Product Concentration Risk | Revenue | Pharmacy Solutions | Medicare A
Disaggregation of Revenue [Line Items]
% of Revenue	5.40%	7.10%	7.20%
Product Concentration Risk | Revenue | Pharmacy Solutions | Medicare B
Disaggregation of Revenue [Line Items]
% of Revenue	0.70%	0.80%	0.60%
Product Concentration Risk | Revenue | Pharmacy Solutions | Medicare C
Disaggregation of Revenue [Line Items]
% of Revenue	15.40%	18.00%	18.70%
Product Concentration Risk | Revenue | Pharmacy Solutions | Medicare D
Disaggregation of Revenue [Line Items]
% of Revenue	31.80%	26.40%	22.40%
Product Concentration Risk | Revenue | Pharmacy Solutions | Private and Other
Disaggregation of Revenue [Line Items]
% of Revenue	2.00%	2.40%	2.40%
Product Concentration Risk | Revenue | Provider Services
Disaggregation of Revenue [Line Items]
% of Revenue	13.10%	15.20%	16.60%
Product Concentration Risk | Revenue | Provider Services | Commercial Insurance
Disaggregation of Revenue [Line Items]
% of Revenue	1.70%	2.00%	2.00%
Product Concentration Risk | Revenue | Provider Services | Medicaid
Disaggregation of Revenue [Line Items]
% of Revenue	3.30%	4.20%	4.70%
Product Concentration Risk | Revenue | Provider Services | Medicare A
Disaggregation of Revenue [Line Items]
% of Revenue	4.50%	5.30%	6.90%
Product Concentration Risk | Revenue | Provider Services | Medicare B
Disaggregation of Revenue [Line Items]
% of Revenue	0.30%	0.30%	0.20%
Product Concentration Risk | Revenue | Provider Services | Medicare C
Disaggregation of Revenue [Line Items]
% of Revenue	1.20%	0.90%	0.10%
Product Concentration Risk | Revenue | Provider Services | Private and Other
Disaggregation of Revenue [Line Items]
% of Revenue	2.10%	2.50%	2.70%
Product Concentration Risk | Revenue | Other
Disaggregation of Revenue [Line Items]
% of Revenue			4.10%
Product Concentration Risk | Revenue | Other | Department of Labor
Disaggregation of Revenue [Line Items]
% of Revenue			4.10%
Product Concentration Risk | Revenue | Other | Private and Other
Disaggregation of Revenue [Line Items]
% of Revenue			0.00%